Capital Requirements (Details) - USD ($)			12 Months Ended
	Sep. 19, 2018	Dec. 23, 2008	Dec. 31, 2019	Dec. 31, 2018
Warrants to purchase entity's common stock (in shares)		1,326,238
Warrants, exercise price (in dollars per share)		$ 24.43
Warrants, term		10 years
Maximum cash dividend paid in semi-annual period (in dollars per share)	$ 0.33
Payments for repurchase of warrants	$ 29,005,000			$ 29,005,000
Dividend payable by subsidiaries, maximum			$ 891,500,000